Share-based payments - Measuring Fair Value of Arrangements Granted (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2024 USD ($) shares $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Fair Value of Arrangements Granted
Expense from share-based payment transactions | $	$ 23,636	$ 14,356	$ 13,896
Long Term Incentive Plan Date 1 July 2022, Service RSUs
Fair Value of Arrangements Granted
Expected dividend as percentage, share options granted	0.00%
Expected volatility, share options granted	0.00%
Risk free interest rate, share options granted	0.00%
Weighted average expected life	3 years 8 months 26 days
Exercise price, share options granted	$ 3.73
Exercise price (in dollars per share)	0
Weighted average of fair value (in dollars per share)	$ 3.73
Granted during the year (in shares) | shares	1,109,500
Long Term Incentive Plan Date 1 July 2022, TSR RSUs
Fair Value of Arrangements Granted
Expected dividend as percentage, share options granted	0.00%
Expected volatility, share options granted	120.00%
Risk free interest rate, share options granted	3.00%
Weighted average expected life	3 years 3 months
Exercise price, share options granted	$ 3.73
Exercise price (in dollars per share)	0
Weighted average of fair value (in dollars per share)	$ 3.22
Granted during the year (in shares) | shares	138,189
Vesting period	3 years 3 months
Long Term Incentive Plan Date 1 July 2022, TSR RSUs
Fair Value of Arrangements Granted
Expected dividend as percentage, share options granted	0.00%
Expected volatility, share options granted	120.00%
Risk free interest rate, share options granted	3.25%
Weighted average expected life	4 years 3 months
Exercise price, share options granted	$ 3.73
Exercise price (in dollars per share)	0
Weighted average of fair value (in dollars per share)	$ 3.38
Granted during the year (in shares) | shares	138,189
Vesting period	4 years 3 months
Long Term Incentive Plan Date 1 July 2022, Share Price Target RSU
Fair Value of Arrangements Granted
Expected dividend as percentage, share options granted	0.00%
Expected volatility, share options granted	120.00%
Risk free interest rate, share options granted	3.60%
Weighted average expected life	15 years
Exercise price, share options granted	$ 3.73
Exercise price (in dollars per share)	0
Weighted average of fair value (in dollars per share)	$ 1.72
Granted during the year (in shares) | shares	611,260
Long Term Incentive Plan Date 22 December 2022, Service RSUs
Fair Value of Arrangements Granted
Expected dividend as percentage, share options granted	0.00%
Expected volatility, share options granted	0.00%
Risk free interest rate, share options granted	0.00%
Weighted average expected life	1 year
Exercise price, share options granted	$ 1.13
Exercise price (in dollars per share)	0
Weighted average of fair value (in dollars per share)	$ 1.13
Granted during the year (in shares) | shares	104,559
Long Term Incentive Plan Date 11 January 2023, Service RSUs
Fair Value of Arrangements Granted
Expected dividend as percentage, share options granted	0.00%
Expected volatility, share options granted	0.00%
Risk free interest rate, share options granted	0.00%
Weighted average expected life	3 years 9 months
Exercise price, share options granted	$ 1.53
Exercise price (in dollars per share)	0
Weighted average of fair value (in dollars per share)	$ 1.53
Granted during the year (in shares) | shares	169,870
Long Term Incentive Plan Date 11 January 2023, TSR RSUs
Fair Value of Arrangements Granted
Expected dividend as percentage, share options granted	0.00%
Expected volatility, share options granted	120.00%
Risk free interest rate, share options granted	3.25%
Weighted average expected life	3 years 9 months
Exercise price, share options granted	$ 1.53
Exercise price (in dollars per share)	0
Weighted average of fair value (in dollars per share)	$ 1.32
Granted during the year (in shares) | shares	42,467
Long Term Incentive Plan Date 19 June 2023, Service RSUs
Fair Value of Arrangements Granted
Expected dividend as percentage, share options granted	0.00%
Expected volatility, share options granted	0.00%
Risk free interest rate, share options granted	0.00%
Weighted average expected life	2 years
Exercise price, share options granted	$ 3.42
Exercise price (in dollars per share)	0
Weighted average of fair value (in dollars per share)	$ 3.42
Granted during the year (in shares) | shares	1,426,332
Long Term Incentive Plan Date 1 July 2023, Service RSUs
Fair Value of Arrangements Granted
Expected dividend as percentage, share options granted	0.00%
Expected volatility, share options granted	0.00%
Risk free interest rate, share options granted	0.00%
Weighted average expected life	2 years
Exercise price, share options granted	$ 4.66
Exercise price (in dollars per share)	0
Weighted average of fair value (in dollars per share)	$ 4.66
Granted during the year (in shares) | shares	1,676,083
Long Term Incentive Plan Date 1 July 2023, TSR RSUs
Fair Value of Arrangements Granted
Expected dividend as percentage, share options granted	0.00%
Expected volatility, share options granted	0.00%
Risk free interest rate, share options granted	4.39%
Weighted average expected life	3 years
Exercise price, share options granted	$ 4.66
Exercise price (in dollars per share)	0
Weighted average of fair value (in dollars per share)	$ 2.40
Granted during the year (in shares) | shares	1,534,598
Long Term Incentive Plan Date 17 July 2023, Service RSUs
Fair Value of Arrangements Granted
Expected dividend as percentage, share options granted	0.00%
Expected volatility, share options granted	0.00%
Risk free interest rate, share options granted	0.00%
Weighted average expected life	1 year
Exercise price, share options granted	$ 7.14
Exercise price (in dollars per share)	0
Weighted average of fair value (in dollars per share)	$ 7.14
Granted during the year (in shares) | shares	18,908
Long Term Incentive Plan Date 13 January 2024, Service RSUs
Fair Value of Arrangements Granted
Expected dividend as percentage, share options granted	0.00%
Expected volatility, share options granted	0.00%
Risk free interest rate, share options granted	0.00%
Weighted average expected life	2 years
Exercise price, share options granted	$ 5.15
Exercise price (in dollars per share)	0
Weighted average of fair value (in dollars per share)	$ 5.15
Granted during the year (in shares) | shares	45,078
Long Term Incentive Plan Date 13 January 2024, TSR RSUs
Fair Value of Arrangements Granted
Expected dividend as percentage, share options granted	0.00%
Expected volatility, share options granted	0.00%
Risk free interest rate, share options granted	3.85%
Weighted average expected life	3 years
Exercise price, share options granted	$ 5.15
Exercise price (in dollars per share)	0
Weighted average of fair value (in dollars per share)	$ 2.98
Granted during the year (in shares) | shares	40,127